Note 9 - Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
9.	TRADE AND OTHER RECEIVABLES

	As at	As at
	March 31, 2019	March 31, 2018
Trade account receivables, net	$476,173	$326,399
Accrued gas receivable	13,637	15,893
Unbilled revenue	277,556	301,577
Other	16,414	14,975
	$783,780	$658,844